Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Rent expense	$ 273,000	$ 36,000	$ 299,629	$ 151,458
Future minimum lease payments two years	439,633		305,214
Future minimum lease payments next 12 months	918,847		526,185
Restricted cash	$ 500,000		500,000	500,000
Line of Credit [Member]
Restricted cash			500,000	$ 500,000
Letter-of-credit with a bank			$ 500,000